Description of Business and Organisation (Tables)	12 Months Ended
Dec. 31, 2025
Description of Business and Organisation [Abstract]
Schedule of Description of Business

Description of Business

DDC Enterprise Limited (Cayman)	Listed Entity
DDC Open Studio Limited (Cayman)	100% Direct Holdings
Perfect Foods Inc. (Cayman)	100% Direct Holdings
Grand Leader Technology Limited (Hong Kong)	100% Direct Holdings
DDC US Inc.	100% Direct Holdings
DDC Open Studio Media Limited (Hong Kong)	100% Indirect Holdings
Good Foods HK Limited (Hong Kong)	100% Indirect Holdings
Cook US LLC	100% Indirect Holdings
Cook San Francisco, LLC	100% Indirect Holdings
Lin’s Group Limited (Hong Kong)	51% Indirect Holdings
Shanghai Lashu Import and Export Trading Co., Ltd	100% Indirect Holdings
Shanghai DayDayCook Information Technology Co., Ltd	100% Indirect Holdings
Hangzhou Jushi Cultural Media Co., Ltd.	67% Indirect Holdings
Chongqing DayDayCook E-commerce Co., Ltd.	100% Indirect Holdings
Quanzhou DayDayCook Food Co., Limited	60% Indirect Holdings
Shanghai Lishang Trading Limited	51% Indirect Holdings
Shanghai Youlong Industrial Co., Ltd.	100% Indirect Holdings
Fujian Jinjiang Yunmao Electronic-Commerce Co., Ltd.	60% Indirect Holdings
Shanghai Yuli Development Limited	51% Indirect Holdings
Guangzhou Youlong DayDayCook Food and Beverage Co., Ltd.	100% Indirect Holdings
Hangzhou Damao Technology Co., Ltd.	60% Indirect Holdings
Yai’s Thai, LLC	100% Indirect Holdings
Shanghai Jiatai Yingshi Supply Chain Management Co., Ltd.	100% Indirect Holdings
Shanghai Fudelian Supply Chain Management Co.,Ltd.	51% Indirect Holdings

Schedule of Balance Sheet Information

The following presents the balance sheet information of Mengwei Stores as of December 31, 2022 and August 19, 2023, and the operations and cash flows of Mengwei for the period from January 1, 2023 to August 19, 2023 as compared to the year ended December 31, 2021 and 2022.

	December 31, 2022	August 19, 2023
	RMB	RMB
Cash and cash equivalents	352,291	52,917
Accounts receivable, net	79,656	22,199
Inventories	83,516	8,980
Prepayments and other current assets	3,037,886	5,840,641
Total current assets	3,553,349	5,924,737

Other non-current assets	3,374,338	812,325
Total assets	6,927,687	6,737,062

Accrued expenses and other current liabilities	8,219,721	8,507,157
Total current liabilities	8,219,721	8,507,157
Total liabilities	8,219,721	8,507,157

Schedule of Operations
	For the year ended December 31, 2021	For the year ended December 31, 2022	For the period from January 1, to August 19, 2023
	RMB	RMB	RMB
Revenues	52,414,518	9,927,407	2,138,830
Cost of Revenue	(32,544,769)	(5,468,113)	(1,369,866)
Gross profit	19,869,749	4,459,294	768,964

Operating expenses:
Fulfillment expenses	(11,555,906)	(2,454,608)	(474,361)
Sales and marketing expenses	(13,540,572)	(1,212,029)	(186,514)
General and administrative expenses	(64,077)	172,387	(586,668)
Income/(Loss) from operations	(5,290,806)	965,044	(478,579)

Interest income	1,150	5,400	508
Other income	5,851	-	10
Profit/(Loss) before income tax expenses	(5,283,805)	970,444	(478,061)
Income tax expense	-	(24,261)	-
Net profit/(loss)	(5,283,805)	946,183	(478,061)

Schedule of Cash Flow Information
	For the year ended December 31, 2021	For the year ended December 31, 2022	For the period from January 1, to August 19, 2023
	RMB	RMB	RMB
Net cash and cash equivalents provided by/(used in) operating activities	942,658	(590,367)	(299,374)
Net increase/(decrease) in cash	942,658	(590,367)	(299,374)
Cash and cash equivalents at the beginning of the year	-	942,658	352,291
Cash and cash equivalents at the end of the year	942,658	352,291	52,917